                                CARNEGIE CAPITAL
                               MANAGEMENT COMPANY
                            THE CARNEGIE FUNDS GROUP
                   1228 Euclid Avenue, Cleveland, Ohio 44115
                             Phone: (216) 781-4440
                         call toll free (800) 321-2322

  CARNEGIE
   FUNDS GROUP

--------------------------------------------------------------------------------

                                    CARNEGIE

                          Liquid Capital Income Trust
                is a money market fund with dividends compounded
               daily. Withdraw cash at any time without penalty.

                                    CARNEGIE

                          Government Securities Trust
             is a money market fund investing in securities issued
               or guaranteed by the U.S. Government, its agencies
                or instrumentalities and repurchase agreements.

                                    CARNEGIE

                             Tax Free Income Trust
              provides income free from federal income taxation--
                      while offering all the advantages of
                              a money market fund.

                                    CARNEGIE

                            Tax Exempt Income Trust
                          Ohio General Municipal Fund
                    provides a high level of current income
                        exempt from federal income tax.
      This report was prepared for shareholders of the Trust. It is not authorized for distribution to others unless it is accompanied or preceded by a current combined prospectus. For more complete information on Carnegie funds, including sales charges and expenses, see the appropriate sections of the combined prospectus, which may be obtained from Carnegie or your broker. Read the prospectus carefully before you invest or send money.

                                   (LOGO)EFG

                      CARNEGIE CAPITAL MANAGEMENT COMPANY

         -- Liquid Capital Income Trust

         -- Carnegie Government
             Securities Trust

         -- Carnegie Tax Free Income
             Trust

         -- Carnegie Tax Exempt Income
             Trust -- Ohio General Municipal Fund
-------------------------------------------------------------------

    Semi-Annual Report

    January 31, 1996

-------------------------------------------------------------------
                     CARNEGIE CAPITAL MANAGEMENT COMPANY
                     1100 The Halle Building
                     1228 Euclid Avenue
                     Cleveland, Ohio 44115-1831
    (LOGO)EFG

 SEMI-ANNUAL MESSAGE FROM THE PRESIDENT:

 Dear Fellow Shareholders:

 A year ago, participants in the bond markets could imagine only higher rates, and few in the stock market ever dreamed of things to come. In the last twelve months, as we all now know, we have seen a much stronger economy, better corporate earnings, a spectacularly successful year in the stock market, and near euphoric conditions.

 Recently, the Federal Reserve Board, in light of statistics which indicate that the economy may be slowing, has begun to put some "punch back in the punch bowl" by lowering interest rates in two steps of 25 basis points each. Interest rates in the short area are down a minimum of 100 basis points, and as you extend out on the yield curve, rates have fallen in excess of 200 basis points. We believe the Federal Reserve Board, for the balance of 1996, will continue their policy of reducing rates in an effort to cushion the economy from a very slow growth projection and to prevent a possible recession.

 As always, we remain confident regarding the quality of the portfolios of the Carnegie Funds Group. We are pleased that you have chosen to remain with us and continue to believe in our philosophy of high quality investments in a relatively short-term portfolio maturity. Thank you once again for your continuing support as shareholders in the Carnegie Funds Group.

                                          Sincerely,

                                          /s/ George R. Mateyo
                                          George R. Mateyo
                                          President

 LIQUID CAPITAL INCOME TRUST -- FINANCIAL HIGHLIGHTS
 Data for each share outstanding throughout the period

                                      SIX MONTHS
                                        ENDED                               YEAR ENDED JULY 31,
                                     JANUARY 31,      ---------------------------------------------------------------
                                         1996             1995             1994             1993             1992
                                     ------------     ------------     ------------     ------------     ------------
Net asset value, beginning of
 period                                    $1.00             $1.00            $1.00            $1.00            $1.00
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income                     0.025             0.047            0.026            0.024            0.042
                                     ------------     ------------     ------------     ------------     ------------
 Total from Investment Operations          0.025             0.047            0.026            0.024            0.042
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                 (0.025)           (0.047)          (0.026)          (0.024)          (0.042)
                                     ------------     ------------     ------------     ------------     ------------
 Total Distributions                      (0.025)           (0.047)          (0.026)          (0.024)          (0.042)
Net Asset Value, End of Period             $1.00             $1.00            $1.00            $1.00            $1.00
                                     ============     ============     ============     ============     ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of
   average daily net assets(1)              0.90%(2)          0.87%            0.88%            0.83%            0.77%
 Net investment income as a
   percentage of average daily net
   assets(1)                                4.93%(2)          4.72%            2.62%            2.43%            4.25%
Net Assets at end of period         $221,989,683      $247,385,884     $289,950,268     $335,030,422     $431,773,459
                                    ============      ============     ============     ============     ============


                                         1991
                                    --------------
Net asset value, beginning of
 period                                      $1.00
 INCOME FROM INVESTMENT
   OPERATIONS:
 Net investment income                       0.065
                                    --------------
 Total from Investment Operations            0.065
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                   (0.065)
                                    --------------
 Total Distributions                        (0.065)
Net Asset Value, End of Period               $1.00
                                    ==============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of
   average daily net assets(1)               0.70%
 Net investment income as a
   percentage of average daily net
   assets(1)                                 6.48%
Net Assets at end of period         $1,503,924,041
                                    ==============

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

 (2) Annualized basis.

 CARNEGIE GOVERNMENT SECURITIES TRUST -- FINANCIAL HIGHLIGHTS
 Data for each share outstanding throughout the period

                                        SIX MONTHS
                                           ENDED                                    YEAR ENDED JULY 31,
                                        JANUARY 31,     ----------------------------------------------------------------------------
                                           1996            1995            1994            1993            1992             1991
                                        -----------     -----------     -----------     -----------     -----------     ------------
Net asset value, beginning of period          $1.00           $1.00           $1.00           $1.00           $1.00            $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                        0.023           0.044           0.024           0.022           0.040            0.061
                                        -----------     -----------     -----------     -----------     -----------     ------------
 Total from Investment Operations             0.023           0.044           0.024           0.022           0.040            0.061
 LESS DISTRIBUTIONS:
 Distributions from Net Investment
   Income                                    (0.023)         (0.044)         (0.024)         (0.022)         (0.040)         (0.061)
                                        -----------     -----------     -----------     -----------     -----------     ------------
 Total Distributions                         (0.023)         (0.044)         (0.024)         (0.022)         (0.040)         (0.061)
Net Asset Value, End of Period                $1.00           $1.00           $1.00           $1.00           $1.00            $1.00
                                        ===========     ===========     ===========     ===========     ===========     ============
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average
   daily net assets(1)                        1.07%(2)         1.06%          0.98%           0.87%           0.79%            0.71%
 Net investment income as a
   percentage of average daily net
   assets(1)                                  4.68%(2)         4.38%          2.37%           2.25%           4.05%            6.12%
Net Assets at end of period             $13,492,563     $14,424,876     $18,078,719     $25,364,240     $34,687,846     $126,090,338
                                        ===========     ===========     ===========     ===========     ===========     ============

 (1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

 (2) Annualized basis.

CARNEGIE TAX FREE INCOME TRUST -- FINANCIAL HIGHLIGHTS
Data for each share outstanding throughout the period

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED JULY 31,
                                              JANUARY 31,      -----------------------------------------------------------
                                                 1996             1995            1994            1993            1992
                                             -------------     -----------     -----------     -----------     -----------
Net asset value, beginning of period                $1.00            $1.00           $1.00           $1.00           $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                              0.015            0.029           0.018           0.019           0.036
                                             -------------     -----------     -----------     -----------     -----------
 Total from Investment Operations                   0.015            0.029           0.018           0.019           0.036
 LESS DISTRIBUTIONS:
 Distributions from Net Investment Income          (0.015)          (0.029)         (0.018)         (0.019)         (0.036)
                                             -------------     -----------     -----------     -----------     -----------
 Total Distributions                               (0.015)          (0.029)         (0.018)         (0.019)         (0.036)
Net Asset Value, End of Period                      $1.00            $1.00           $1.00           $1.00           $1.00
                                             ============       ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average daily
   net assets(1)                                    0.84%(2)          0.82%           0.77%           0.76%           0.69%
 Net investment income as a percentage of
   average daily net assets(1)                      3.08%(2)          2.86%           1.77%           1.88%           3.58%
Net Assets at end of period                  $23,565,821       $27,615,905     $31,640,760     $40,646,525     $56,180,652
                                             ============       ==========      ==========      ==========      ==========


                                                 1991
                                             ------------
Net asset value, beginning of period                $1.00
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income                              0.046
                                             ------------
 Total from Investment Operations                   0.046
 LESS DISTRIBUTIONS:
 Distributions from Net Investment Income          (0.046)
                                             ------------
 Total Distributions                               (0.046)
Net Asset Value, End of Period                      $1.00
                                              ===========
RATIOS/SUPPLEMENTAL INFORMATION
 Expenses as a percentage of average daily
   net assets(1)                                    0.64%
 Net investment income as a percentage of
   average daily net assets(1)                      4.61%
Net Assets at end of period                  $250,951,045
                                              ===========

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Trust.

(2) Annualized basis.

CARNEGIE TAX EXEMPT INCOME TRUST -- OHIO GENERAL MUNICIPAL FUND
FINANCIAL HIGHLIGHTS -- Data for each share outstanding throughout the period

                                              SIX MONTHS
                                                 ENDED                             YEAR ENDED JULY 31,
                                              JANUARY 31,      -----------------------------------------------------------
                                                 1996             1995            1994            1993            1992
                                             -------------     -----------     -----------     -----------     -----------
Net asset value, beginning of period                $9.46            $9.50           $9.87           $9.79           $9.26
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)                           0.263            0.556           0.549           0.559           0.571
 Net realized and unrealized gains/(losses)
   on securities                                    0.200           (0.040)         (0.370)          0.080           0.530
                                             -------------     -----------     -----------     -----------     -----------
 Total from investment operations                   0.463            0.516           0.179           0.639           1.101
 LESS DISTRIBUTIONS:
 Distributions from net investment income          (0.263)          (0.556)         (0.549)         (0.559)         (0.571)
                                             -------------     -----------     -----------     -----------     -----------
 Total distributions                               (0.263)          (0.556)         (0.549)         (0.559)         (0.571)
Net Asset Value, End of Period                      $9.66            $9.46           $9.50           $9.87           $9.79
                                             ============       ==========      ==========      ==========      ==========
ANNUAL TOTAL RETURN                                  4.96%            5.50%           1.82%           6.77%          12.32%
                                             ============       ==========      ==========      ==========      ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period                 $12,690,718       $11,448,521     $12,574,835     $18,669,199     $28,011,143
 Expenses as a percentage of average daily
   net assets(1)(2)                                 0.89%(3)          0.97%           0.93%           0.81%           0.76%
 Net investment income as a percentage of
   average daily net assets(1)                      5.49%(3)          5.95%           5.68%           5.81%           6.10%
 Portfolio Turnover rate...................        17.73%             8.77%          10.04%           4.98%          11.40%


                                                1991
                                             -----------
Net asset value, beginning of period               $9.18
 INCOME FROM INVESTMENT OPERATIONS:
 Net investment income(2)                          0.576
 Net realized and unrealized gains/(losses)
   on securities                                   0.080
                                             -----------
 Total from investment operations                  0.656
 LESS DISTRIBUTIONS:
 Distributions from net investment income         (0.576)
                                             -----------
 Total distributions                              (0.576)
Net Asset Value, End of Period                     $9.26
                                              ==========
ANNUAL TOTAL RETURN                                7.45%
                                              ==========
RATIOS/SUPPLEMENTAL INFORMATION
 Net assets at end of period                 $30,908,900
 Expenses as a percentage of average daily
   net assets(1)(2)                                0.76%
 Net investment income as a percentage of
   average daily net assets(1)                     6.32%
 Portfolio Turnover rate                          19.45%

(1) The percentages should not be construed as representative of the yield or expenses related to further investments in the Fund.

(2) During the periods indicated, the Fund did not make payments or made partial payments under their Distribution Expenses Plan and CCMC waived management fees. Net investment income for the Ohio General Municipal Fund would have been $.248 for the six months ended January 31, 1996, $.528, $.520, $.530, $.543 and $.545 for the years ended July 31, 1995, 1994, 1993, 1992 and
    1991, respectively; had such Distribution Expense Plan payments been made and had such fees not been waived. Expenses as a percentage of average net assets would have been 1.19% for the six months ended January 31, 1996, 1.27%, 1.23%, 1.11%, 1.06% and 1.11% for the same periods, respectively.

(3) Annualized basis.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1996
                                  (UNAUDITED)

 PRINCIPAL                                                                                      MATURITY DATES         VALUE
   AMOUNT                                                                                           (1996)            (NOTE A)
------------                                                                                    ---------------    --------------
                 CERTIFICATES OF DEPOSIT -- 9.1%
$ 10,000,000     First Deposit National Bank, 5.46%.........................................         4/18           $  10,000,000
     143,636     Mellon Bank, 5.25%.........................................................       1/2/1997               143,636
  10,000,000     National Bank of Detroit, 5.50%............................................          2/2               9,999,751
                                                                                                                   --------------
                 TOTAL CERTIFICATES OF DEPOSIT (Cost $20,143,387)...........................                           20,143,387
                                                                                                                   --------------
                 COMMERCIAL PAPER+ -- 31.5%
  10,000,000     Ford Motor Credit Company, 5.37%...........................................         2/26               9,962,708
   5,200,000     Harley-Davidson Dealer Funding Corp., 5.48%................................         2/14               5,189,710
  10,000,000     Industrial Funding Corp., 5.50%                                                     4/10               9,894,583
  10,000,000     International Lease Finance Corp., 5.47%...................................          2/7               9,990,883
   5,000,000     J.C. Penny Funding Corp., 5.62%............................................         2/20               4,985,170
  10,000,000     National City Corp., 5.48%.................................................          3/1               9,955,855
  10,000,000     PHH Corp., 5.43-5.49%......................................................       2/9-2/23             9,977,308
  10,000,000     Philip Morris Companies, 5.40%.............................................         2/23               9,967,000
                                                                                                                   --------------
                 TOTAL COMMERCIAL PAPER (Cost $69,923,217)..................................                           69,923,217
                                                                                                                   --------------
                 LETTERS OF CREDIT -- 7.9%
  10,000,000     AES Barbers Point Inc., 5.62%..............................................         2/16               9,976,583
   7,725,000     First National Bank of Chicago, Commonwealth Fuel, 5.42%...................         3/20               7,669,174
                                                                                                                   --------------
                 TOTAL LETTERS OF CREDIT (Cost $17,645,757).................................                           17,645,757
                                                                                                                   --------------
                 TAXABLE MUNICIPALS -- 9.1%
  10,045,000     Metropolitan Washington D.C. Airport Authority, 5.55%......................          3/8              10,086,835
  10,000,000     New York City General Obligation Bonds, 5.95%                                       2/21              10,117,370
                                                                                                                   --------------
                 TOTAL TAXABLE MUNICIPALS (Cost $20,204,205)................................                           20,204,205
                                                                                                                   --------------
                 U.S. GOVERNMENT INTEREST BEARING AND AGENCIES -- 31.5%
  30,000,000     Federal Home Loan Bank Discount Notes, 5.78%                                         2/1              30,000,000
  10,000,000     Federal Home Loan Mortgage Corp. Discount Notes, 5.38%                              2/20               9,971,605
  30,000,000     Federal National Mortgage Association, 5.36-5.51%                                   2/16              29,946,117
                                                                                                                   --------------
                 TOTAL U.S. GOVERNMENT INTEREST BEARING AND AGENCIES
                 (Cost $69,917,722).........................................................                           69,917,722
                                                                                                                   --------------
                 REPURCHASE AGREEMENTS -- 10.8%
  24,150,000     Merrill Lynch Government Securities, Inc., 5.70%; Collateralized by
                 $24,150,000
                 Federal Farm Credit Bank, 5.60% due 2/1/96 (repurchase proceeds
                 $24,003,800)...............................................................          2/1              24,000,000
                                                                                                                   --------------
                 TOTAL INVESTMENTS -- 99.9% (Cost $221,834,288).............................                          221,834,288
                 OTHER ASSETS LESS LIABILITIES -- .1%.......................................                              155,395
                                                                                                                   --------------
                 NET ASSETS -- 100.0% -- equivalent to $1.00 per share for 221,989,683 outstanding Capital Shares in the Trust, $.10 par value (unlimited number
                 of shares authorized) -- NOTE E............................................                        $ 221,989,683
                                                                                                                      ===========

+ At January 31, 1996, investments in commercial paper are diversified among several industries with no significant concentration. At the time of purchase, all commercial paper investments are rated A-1 by S&P or P-1 by Moody's Rating Services.

See Notes to Financial Statements.

                          LIQUID CAPITAL INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INTEREST INCOME.............................................                   $ 6,843,162
EXPENSES -- NOTE B
  Management fees...........................................    $  591,942
  Custodian and transfer agent fees.........................       316,900
  Printing..................................................        37,400
  Postage...................................................        31,893
  Insurance expense.........................................        19,817
  Registration and filing fees..............................        17,709
  Professional fees.........................................        13,841
  Trustees' fees............................................        12,000
  Miscellaneous.............................................        12,041       1,053,543
                                                                ----------     -----------
INVESTMENT INCOME -- NET....................................                   $ 5,789,619
                                                                               ===========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                 SIX MONTHS
                                                                   ENDED          YEAR ENDED
                                                                JANUARY 31,        JULY 31,
                                                                    1996             1995
                                                                ------------     ------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................    $  5,789,619     $ 12,656,143
  Distributions to shareholders from net
    investment income.......................................      (5,789,619)     (12,656,143)
  Capital share transactions -- net.........................     (25,396,201)     (42,564,384)
                                                                ------------     ------------
         Total decrease in net assets.......................     (25,396,201)     (42,564,384)
NET ASSETS
  Beginning of period.......................................     247,385,884      289,950,268
                                                                ------------     ------------
  End of period.............................................    $221,989,683     $247,385,884
                                                                ============     ============

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF NET ASSETS
                                JANUARY 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                                           MATURITY          VALUE
  AMOUNT                                                          DATES (1996)      (NOTE A)
----------                                                        ------------     -----------
              U.S. GOVERNMENT AGENCIES -- 81.4%
$2,000,000    Federal Home Loan Bank, 5.35%...................       2/16          $ 1,995,542
 2,000,000    Federal Home Loan Mortgage Corp., 5.39%.........        2/5            1,998,802
 3,000,000    Federal Home Loan Mortgage Corp., 5.38%.........       2/13            2,994,620
 1,000,000    Federal Home Loan Mortgage Corp., 5.40%.........       2/13              998,200
 3,000,000    Federal National Mortgage Association, 5.38%....       2/20            2,991,481
                                                                                   -----------
              TOTAL U.S. GOVERNMENT AGENCIES
                (Cost $10,978,645)............................                      10,978,645
                                                                                   -----------
              REPURCHASE AGREEMENTS -- 18.7%
 2,545,000    Merrill Lynch Government Securities, Inc.,
                5.70%; Collateralized by $2,545,000 Federal
                Farm Credit Bank, 5.66% due 2/1/1996
                (repurchase proceeds $2,525,400)..............        2/1            2,525,000
                                                                                   -----------
              TOTAL INVESTMENTS -- 100.1%
                (Cost $13,503,645)............................                      13,503,645
              OTHER ASSETS LESS LIABILITIES -- (.1%)..........                         (11,082)
                                                                                   -----------
              NET ASSETS -- 100.0% -- equivalent to $1.00 per
                share for 13,492,563 outstanding Capital
                Shares in the Trust, $.10 par value (unlimited
                number of shares authorized) -- NOTE E........                     $13,492,563
                                                                                   ============

See Notes to Financial Statements.

                      CARNEGIE GOVERNMENT SECURITIES TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INTEREST INCOME.............................................                 $434,051
EXPENSES -- NOTE B
  Management fees...........................................    $ 38,081
  Custodian and transfer agent fees.........................      14,824
  Registration and filing fees..............................       9,074
  Professional fees.........................................       6,433
  Trustees' fees............................................       4,000
  Printing..................................................       3,418
  Postage...................................................       1,592
  Insurance expense.........................................       1,472
  Miscellaneous.............................................       1,864       80,758
                                                                --------     --------
INVESTMENT INCOME -- NET....................................                 $353,293
                                                                             ========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                SIX MONTHS
                                                                   ENDED        YEAR ENDED
                                                                JANUARY 31,      JULY 31,
                                                                   1996            1995
                                                                -----------     -----------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net................................    $   353,293     $   686,538
  Distributions to shareholders from net
    investment income.......................................       (353,293)       (686,538)
  Capital share transactions -- net.........................       (932,313)     (3,653,843)
                                                                -----------     -----------
         Total decrease in net assets.......................       (932,313)     (3,653,843)
NET ASSETS
  Beginning of period.......................................     14,424,876      18,078,719
                                                                -----------     -----------
  End of period.............................................    $13,492,563     $14,424,876
                                                                ===========     ===========

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF NET ASSETS+
                                JANUARY 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                                                                               VALUE
  AMOUNT                                                                                RATING*        (NOTE A)
----------                                                                              --------   ----------------
              MUNICIPAL SECURITIES -- 99.4%
              ALABAMA -- 11.0%
$  500,000    North Alabama Pollution Control Variable Rate Demand Revenue Bonds
              3.75%, 2/1/96..........................................................     Aa3        $    500,000
   700,000    Columbia Industrial Development Brd. Pollution Control Variable Rate
              Demand Revenue Bonds 3.75%, 2/1/96.....................................      AA             700,000
   200,000    Alabama Special Care Facility Variable Rate Demand Revenue Bonds 3.20%,
              2/7/96.................................................................     Aaa             200,000
 1,200,000    Birmingham Baptist Medical Center Variable Rate Demand Revenue Bonds
              3.75%, 2/7/96..........................................................      A1           1,200,000
              ARIZONA -- 6.4%
   500,000    Pima County Variable Rate Demand Industrial Development Revenue Bonds
              3.75%, 2/7/96..........................................................      NR             500,000
 1,000,000    Arizona Health Facilities Authority Variable Rate Demand Revenue Bonds
              3.25%, 2/7/96..........................................................     Aaa           1,000,000
              CALIFORNIA -- 4.3%
 1,000,000    California Schools Cash Reserve Revenue Notes 4.75%, 7/3/96............    MIG-1          1,009,580
              DELAWARE -- 3.0%
   700,000    Wilmington Hospital Franciscan Health System Variable Rate Demand
              Revenue Bonds 3.75%, 2/1/96............................................     Aa2             700,000
              GEORGIA -- 1.3%
   300,000    Burke County Pollution Control Variable Rate Demand Revenue Bonds
              3.75%, 2/1/96..........................................................      A1             300,000
              HAWAII -- 4.2%
1,000,000..   Hawaii Housing Finance Variable Rate Demand Revenue Bonds 3.55%,
              2/7/96.................................................................      A1           1,000,000
              ILLINOIS -- 8.5%
 1,000,000    Illinois Housing Development Authority Variable Rate Demand Revenue
              Bonds 3.75%, 2/7/96....................................................     AA+           1,000,000
 1,000,000    Saint Charles Industrial Development Pier 1 Imports Variable Rate
              Demand Revenue Bonds 3.25%, 2/7/96.....................................      AA           1,000,000
              KENTUCKY -- 5.1%
 1,200,000    Appalachian Regional Health Care Development Finance Authority Variable
              Rate Demand Revenue Bonds 3.35%, 2/7/96................................     Aa2           1,200,000
              MARYLAND -- 4.2%
 1,000,000    Montgomery County Housing Oppnty. Variable Rate Demand Revenue Bonds
              3.25%, 2/7/96..........................................................      Aa           1,000,000
              MASSACHUSETTS -- 4.2%
 1,000,000    Massachusetts State Health & Educational Facility Authority Variable
              Rate Demand Revenue Bonds 3.50%, 2/7/96................................     Aa3           1,000,000
              MICHIGAN -- 5.1%
 1,200,000    Michigan State Hospital Finance Authority Variable Rate Demand Revenue
              Bonds 3.35%, 2/7/96....................................................      A1           1,200,000
              NEW YORK -- 3.8%
   900,000    New York State Medical Care Facilities Variable Rate Demand Revenue
              Bonds 2.90%, 2/7/96....................................................     Aa3             900,000

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                     STATEMENT OF NET ASSETS+ -- CONTINUED
                                JANUARY 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                                                                               VALUE
  AMOUNT                                                                                RATING*        (NOTE A)
----------                                                                              --------   ----------------
              OHIO -- 9.4%
$1,000,000    Muskingum County Bethesda Hospital Variable Rate Demand Revenue Bonds
              3.75%, 2/7/96..........................................................     Aa3        $  1,000,000
   200,000    Muskingum County Variable Rate Demand Industrial Development Revenue
              Bonds 4.10%, 3/1/96....................................................     Aa3             200,000
 1,000,000    Ohio State Environmental Improvement Variable Rate Demand Revenue Bonds
              4.10%, 3/1/96..........................................................      A1           1,000,000
              OREGON -- 5.5%
   400,000    Port of Portland Pollution Control Variable Rate Demand Revenue Bonds
              3.75%, 2/1/96..........................................................     Aa3             400,000
   900,000    Umatilla County Hospital Facilities Variable Rate Demand Revenue Bonds
              3.75%, 2/1/96..........................................................     Aa2             900,000
              PENNSYLVANIA -- 3.4%
   800,000    Delaware County Variable Rate Industrial Development Revenue Bonds
              3.70%, 2/1/96..........................................................     Aaa             800,000
              SOUTH CAROLINA -- 4.3%
 1,000,000    York County Pollution Control Tax Free Commercial Paper 3.25%,
              2/28/96................................................................     Aa2           1,000,000
              TENNESSEE -- 1.7%
   400,000    Sullivan County Variable Rate Industrial Development Revenue Bonds
              3.75%, 2/1/96..........................................................     AAA             400,000
              VIRGINIA -- 5.5%
 1,300,000    Fairfax County Industrial Development Authority Variable Rate
              Demand Revenue Bonds 3.25%-3.55%, 2/7/96...............................      Aa           1,300,000
              WISCONSIN -- 8.5%
 1,000,000    Racine University School District Tax and Revenue Anticipation Notes
              4.50%, 8/23/96.........................................................     Sp1+          1,004,550
 1,000,000    Wisconsin Health Facilities Variable Rate Demand Revenue Bonds 3.20%,
              2/7/96.................................................................     Aaa           1,000,000
                                                                                                   ----------------
              TOTAL INVESTMENTS -- 99.4% (Cost $23,414,130)..........................                  23,414,130
              OTHER ASSETS LESS LIABILITIES -- .6%...................................                     151,691
                                                                                                   ----------------
              NET ASSETS -- 100% -- equivalent to $1.00 per share for 23,565,821 outstanding Capital Shares in the Trust, $.10 par value (unlimited
              number of shares authorized) -- Note E.................................                $ 23,565,821
                                                                                                   =================

+ Floating Rate Demand Notes (F.R.D.N.) and Floating Rate Participation
  Certificates (F.R.P.C.) are instruments whose interest rates vary with changes in a designated base rate (such as the prime interest rate). Variable Rate Demand Notes (V.R.D.N.) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks.

* All ratings are stated as of January 31, 1996 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                         CARNEGIE TAX FREE INCOME TRUST
                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INTEREST INCOME..................................................                   $  485,809
EXPENSES -- NOTE B
  Management fees................................................    $   62,469
  Custodian and transfer fees....................................        11,768
  Registration and filing fees...................................         9,074
  Professional fees..............................................         6,359
  Trustees' fees.................................................         4,000
  Printing.......................................................         3,992
  Insurance Expense..............................................         2,667
  Postage........................................................         1,420
  Miscellaneous..................................................         1,860        103,609
                                                                     ----------     ----------
INVESTMENT INCOME -- NET.........................................                   $  382,200
                                                                                    ==========

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                      SIX MONTHS
                                                                        ENDED          YEAR ENDED
                                                                     JANUARY 31,        JULY 31,
                                                                         1996             1995
                                                                     ------------     ------------
INCREASE (DECREASE) IN NET ASSETS -- NOTE E
  Operations:
    Investment income -- net.....................................    $    382,200     $    810,380
  Distributions to shareholders from net
    investment income............................................        (382,200)        (810,380)
  Capital share transactions -- net..............................      (4,050,084)      (4,024,855)
                                                                     ------------     ------------
         Total decrease in net assets............................      (4,050,084)      (4,024,855)
NET ASSETS
  Beginning of period............................................      27,615,905       31,640,760
                                                                     ------------     ------------
  End of period..................................................    $ 23,565,821     $ 27,615,905
                                                                     ============     ============

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                  STATEMENT OF NET ASSETS -- JANUARY 31, 1996
                                  (UNAUDITED)

PRINCIPAL                                                                                                                VALUE
 AMOUNT                                                                                                   RATING*      (NOTE A)
---------                                                                                                ----------   -----------
             MUNICIPAL BONDS -- 97.5%
$ 750,000    Columbus Citation Housing Corp. Rev. Bonds 7.63%, 1/1/2022...............................       AA       $   891,966
  250,000    Cuyahoga Cnty. General Obligation Bonds 7.40%, 10/1/2009.................................       NR           277,123
  450,000    Cuyahoga Cnty. Hosp.-Metro Health Sys. Rev. Bonds 6.90%, 2/15/2007.......................      AAA           479,297
  250,000    Cuyahoga Cnty. Jail Fac. General Obligation Bonds 7.00%, 10/1/2013.......................       NR           289,594
  750,000    Cuyahoga Cnty. Meridia Hlth. Care Sys. Rev. Bonds 7.00%, 8/15/2006.......................       A            823,613
  500,000    Dublin Ohio City Schl Dist. General Obligation Bonds 6.20%, 12/1/2019....................      AAA           529,203
  800,000    Franklin Cnty. Hosp. Rev. Refunding & Improvement Riverside 7.60%, 5/15/2020.............      AAA           922,814
  600,000    Franklin Cnty. Riverside Hosp. Rev. Bonds 7.25%, 5/15/2020...............................      AAA           656,791
  800,000    Hamilton Cnty. General Obligation Bonds 5.10%, 12/1/2013 - 12/1/2014.....................       AA           779,922
  850,000    Hamilton Cnty. Bethesda Hosp. Rev. Bonds 7.00%, 1/1/2009.................................       A            880,467
  450,000    Mahoning Cnty. Sanitary Sewer Sys. Rev. Bonds 7.50%, 2/1/2009............................      AAA           499,972
  500,000    Mahoning Cnty. Western Reserve Care Sys. Rev. Bonds 5.38%, 10/15/2015....................      AAA           503,849
  175,000    Ohio Building Auth., Lausche Office Bldg., Rev. Bonds 10.13%, 10/1/2006..................      AAA           221,025
  500,000    Ohio Capital Corp. Housing Rev. Bonds 7.60%, 11/1/2023...................................      AAA           542,619
  470,000    Ohio Housing Finance Agency Rev. Bonds 7.05% - 7.40%, 9/1/2015 - 9/1/2016................      AAA           493,772
  120,000    Ohio State Higher Ed. Oberlin College Rev. Bonds 7.10%, 10/1/2012........................       NR           134,856
  500,000    Ohio State Water Dev. Auth. Ref. & Impt. Rev. Bonds 5.50%, 12/1/2018.....................      AAA           502,389
  250,000    Parma Community Hospital Rev. Bonds 7.13%, 11/15/2013....................................      AAA           270,832
  500,000    Richland Cnty. General Obligation Bonds 5.40%, 12/1/2015.................................      AAA           500,827
  500,000    Rural Lorain Water Auth. Ref. & Impt. Rev. Bonds 5.45%, 10/1/2018........................      AAA           498,669
  500,000    Stark Cnty. General Obligation Bonds 5.70%, 11/15/2017...................................      AAA           510,862
  145,000    University Heights B General Obligation Bonds 6.20%, 12/1/2014...........................       A            152,954
  500,000    University of Toledo General Receipts Revenue Bonds 5.90%, 6/1/2020......................      AAA           512,747
  500,000    Washington Water Sys. Rev. Bonds 5.38%, 12/1/2019........................................      AAA           499,294
                                                                                                                      -----------
             TOTAL MUNICIPAL BONDS -- (COST $11,651,776)..............................................                 12,375,457
                                                                                                                      -----------
             SHORT-TERM TAX EXEMPT INVESTMENTS -- .8%
  100,000    Kansas City Ind. Dev. Auth Hospital Variable Rate Demand Revenue Bonds, 3.55%, 2/1/96....      Aaa           100,000
                                                                                                                      -----------
             TOTAL SHORT-TERM TAX EXEMPT INVESTMENTS (COST $100,000)..................................                    100,000
                                                                                                                      -----------
             TOTAL INVESTMENTS -- 98.3% (COST $11,751,776)............................................                 12,475,457
             OTHER ASSETS LESS LIABILITIES -- 1.7%....................................................                    215,261
                                                                                                                      -----------
             NET ASSETS -- 100%.......................................................................                $12,690,718
                                                                                                                      ===========
             NET ASSET VALUE PER SHARE................................................................                $      9.66
                                                                                                                      ===========
             SHARES OUTSTANDING (unlimited number of shares authorized; $.10 par value) --
             NOTE C...................................................................................                  1,313,305
                                                                                                                      ===========
             MAXIMUM OFFERING PRICE PER SHARE (net asset value plus 4.71% of net amount invested or
             4.5% of the offering price)..............................................................                $     10.12
                                                                                                                      ===========
             NET ASSETS, AS OF JANUARY 31, 1996, ARE COMPRISED OF THE FOLLOWING:
             Aggregate paid in capital................................................................                $12,643,728
             Accumulated undistributed net realized losses............................................                   (676,691)
             Unrealized appreciation of investments -- net............................................                    723,681
                                                                                                                      -----------
                                                                                                                      $12,690,718
                                                                                                                      ===========
* All ratings are stated as of January 31, 1996 by Moody's Investor Services, Inc. or Standard and Poor's. The unrated municipal obligations are considered by the Trust's investment adviser, Carnegie Capital Management Company, to have characteristics and quality comparable to the rated municipal obligations purchased by the Fund, and are in accordance with policies established by the Board of Trustees.

See Notes to Financial Statements.

                        CARNEGIE TAX EXEMPT INCOME TRUST
                          OHIO GENERAL MUNICIPAL FUND

                            STATEMENT OF OPERATIONS
                   FOR THE SIX MONTHS ENDED JANUARY 31, 1996
                                  (UNAUDITED)

INTEREST INCOME............................................................................................   $    368,265
                                                                                                              ------------
EXPENSES -- NOTE B
Management fees............................................................................................         29,084
Trustee fees...............................................................................................          4,000
Professional fees..........................................................................................          3,324
Transfer agent fees........................................................................................          2,989
Shareholder reporting......................................................................................          2,105
Custodian fees.............................................................................................          1,578
Insurance expense..........................................................................................          1,191
Miscellaneous expenses.....................................................................................          7,201
                                                                                                              ------------
    Total expenses.........................................................................................         51,472
                                                                                                              ------------
NET INVESTMENT INCOME......................................................................................        316,793
                                                                                                              ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS -- NET
Realized loss on investments...............................................................................        (17,397)
Change in unrealized appreciation of investments...........................................................        269,761
                                                                                                              ------------
Net gain on investments....................................................................................        252,364
                                                                                                              ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS.................................................................   $    569,157
                                                                                                              ============

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                 SIX MONTHS
                                                                                   ENDED             YEAR ENDED
                                                                              JANUARY 31, 1996      JULY 13, 1995
                                                                              ----------------      -------------
INCREASE (DECREASE)
  IN NET ASSETS
OPERATIONS
Net investment income......................................................     $    316,793         $    678,256
Realized gain/(loss) on investments -- net.................................          (17,397)              47,871
Change in unrealized appreciation of investments -- net....................          269,761             (127,808)
                                                                              ----------------      -------------
Net increase in net assets from operations.................................          569,157              598,319
                                                                              ----------------      -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM NET INVESTMENT INCOME -- NOTE A.........         (316,793)            (678,256)
CAPITAL SHARE TRANSACTIONS -- NOTE C
Shares sold................................................................        1,950,654              702,342
Shares issued on reinvestment of distributions.............................          209,764              456,507
                                                                              ----------------      -------------
                                                                                   2,160,418            1,158,849
Shares redeemed............................................................       (1,170,585)          (2,205,226)
                                                                              ----------------      -------------
Net increase/(decrease) from capital shares transactions...................          989,833           (1,046,377)
                                                                              ----------------      -------------
         Total increase/(decrease) in net assets...........................        1,242,197           (1,126,314)
NET ASSETS
Beginning of period........................................................       11,448,521           12,574,835
                                                                              ----------------      -------------
End of period..............................................................     $ 12,690,718         $ 11,448,521
                                                                                ============          ===========

See Notes to Financial Statements.

                      CARNEGIE FUNDS GROUP (THE "TRUSTS")
                         NOTES TO FINANCIAL STATEMENTS

NOTE A -- ACCOUNTING POLICIES

    Liquid Capital Income Trust (LCI), Carnegie Government Securities Trust
(CGST) and Carnegie Tax Free Income Trust (CTF) (the "Money Funds") are money market funds. The Trusts are open-end, diversified management investment companies registered under the Investment Company Act of 1940, as amended.

    Carnegie Tax-Exempt Income Trust is a business trust organized under the laws of the State of Ohio pursuant to a Declaration of Trust dated September 19, 1985 and is registered under the Investment Company Act of 1940, as amended, as a non-diversified, open-end management investment company. The Trust offers shares of beneficial interest in the Ohio General Municipal Fund ("Ohio General"). Ohio General is managed in accordance with the investment objectives and policies of the Fund.

    The following is a summary of significant accounting policies followed by the Trusts. The policies are in conformity with generally accepted accounting principles.

    Security valuations -- Investment securities for LCI, CGST and CTF are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity. The cost of portfolio securities is substantially the same for financial reporting and federal income tax purposes.

    The value of municipal obligations held by Ohio General are furnished by pricing services approved by the Trust's Board of Trustees using methods based on market transactions for comparable securities and other factors which are generally recognized by institutional traders. Short-term portfolio securities are valued using the amortized cost method whereby a security is valued at cost adjusted for the amortization of any premiums or discounts over the period until maturity.

    Security transactions and related investment income -- Security transactions are accounted for on the trade date (date order to buy or sell is executed). Interest income is determined on the basis of accrued interest and discount earned (including original issue and market discount) and premium amortized. Realized gains and losses, if any, on sales of securities are calculated on the identified cost basis.

    Repurchase Agreements -- For LCI and CGST, all repurchase agreements are collateralized by United States Government Securities and such collateral is in the possession of the Trusts' custodian. Each Trust evaluates collateral daily. The market value of collateral is noted in the Statement of Net Assets. Unless otherwise noted, the purchase date for all repurchase agreements was January 31, 1996.

    Federal income taxes -- The Trusts have elected to fulfill the applicable requirements of the Internal Revenue Code relating to regulated investment companies by distributing all income to shareholders and, accordingly, no provision for federal income taxes is required.

    Distributions paid by Ohio General from net investment income on tax-exempt municipal obligations are not includable by shareholders as gross income for federal income tax purposes because Ohio General has fulfilled certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable Ohio General to pay exempt-interest distributions. For the year ended July 31, 1995, Ohio General has capital loss carryovers for federal income tax purposes of $659,294. These are scheduled to expire on July 31, 1996, 1997, 1998 and 1999 in the amounts of $92,434, $442,979, $2,240, and
$121,641, respectively.

    Securities purchased on a when-issued basis -- Delivery and payment for securities which have been purchased on a when-issued or delayed delivery basis can take place a month or more after the date of the transaction. The securities so purchased are subject to market fluctuation during this period. The Trusts instruct the custodian to segregate assets in a separate account with a market value equal to the amount of its purchase commitment. At January 31, 1996, there were no when-issued securities.

    Capital share transactions and distributions to shareholders -- The Money Funds' shares are sold in continuous public offerings and are redeemed at their respective net asset values. LCI and CGST declare and pay dividends each business day to distribute their net investment income and realized net short-term capital gains, if any. CTF declares a dividend each business day and pays the dividend monthly. For LCI and CGST, all such dividends are automatically reinvested in additional shares of the applicable Trust at their respective net asset values. For CTF, the shareholders may elect a cash distribution of dividends or elect automatic reinvestment in additional shares of the Trust at its net asset value.

    Ohio General shares are sold in a continuous public offering and are redeemed at the net asset value. The Fund declares distributions each business day and pays the distributions monthly. Shareholders may elect to reinvest such distributions at the net asset value on the payment date or receive the distributions in cash.

NOTE B -- MANAGEMENT FEE AND DISTRIBUTION FEE

    Pursuant to the investment advisory contract (the "Advisory Contract") in effect between the Trusts and Carnegie Capital Management Company ("CCMC"), CCMC is responsible for the management of the investments for the Trusts, and the overall management of the business affairs, subject to the general supervision and control of the Board of Trustees.

    CCMC performs and bears the cost of research, statistical analysis and continuous supervision of the investment portfolios of the Trusts and furnishes office facilities and certain clerical and administrative services. In addition, CCMC, together with Carnegie Fund Distributors, Inc. ("CFD"), the Fund's principal underwriter and a wholly-owned subsidiary of CCMC, bears promotional expenses, including costs of printing and distributing prospectuses utilized for promotional purposes, other than those waived under the Distribution Expense Plan described below.

    LCI compensates CCMC with a management fee at an annual rate of .50% of LCI's average daily net assets up to $700 million, .45% of the next $500 million, .40% of the next $800 million and .35% of the average daily net assets exceeding $2.0 billion. For the six months ended January 31, 1996, LCI had $92,811 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $591,942.

    CGST compensates CCMC with a management fee at an annual rate of .50% of CGST's average daily net assets up to $100 million, .40% of the next $200 million and .35% of average daily net assets in excess of $300 million. For the six months ended January 31, 1996, CGST had $5,654 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $38,081.

    CTF compensates CCMC with a management fee at an annual rate of .50% of CTF's average daily net assets. For the six months ended January 31, 1996, CTF had $9,851 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $62,469.

    Ohio General compensates CCMC with a management fee at an annual rate of .50% of Ohio General's average daily net assets. For the six months ended
January 31, 1996, Ohio General had $5,403 payable to CCMC for management fees, and for the six months then ended CCMC earned management fees of $29,084.

    In addition, in the event that the aggregate operating expenses of the Money Funds and Ohio General (excluding certain expenses and, where permitted by applicable state securities regulations, expenses incurred as part of the Distribution Expense Plan described below) exceed any expense limitations imposed by applicable state securities regulations, CCMC will reimburse 100% of such excess expenses. There were no excess expenses for the six months ended January 31, 1996.

    The Trustees have adopted a Distribution Expense Plan pursuant to Rule 12b-1 under the 1940 Act with respect to Ohio General. Pursuant to the Distribution Expense Plan, Ohio General will pay to CFD quarterly a Distribution Fee at the annual rate of .30 of 1% of the average daily net assets. If actual Distribution Expenses incurred for the year are less than the yearly Distribution Fee, as calculated above, the Ohio General will pay an amount equal to such Distribution Expenses. CFD is required to use .20 of 1% of such fee to make continuing payments to authorized securities dealers for their continuing distribution and promotional assistance in connection with the sale of the shares of Ohio General. The remaining portion of the Distribution Fee must be utilized by CFD for expenses incurred which are primarily intended to result in the sale of shares including, but not limited to, paying for the preparation, printing and distribution of sales literature and other promotional materials to existing and prospective investors and by directly or indirectly purchasing radio, television, newspaper and other media advertising and conducting sales seminars, sales contests, and other incentives. Distribution fees in the amount of $330 for the six months ended January 31, 1996 were waived for the Ohio General Municipal Fund.

    For the six months ended January 31, 1996, CFD received sales charges paid by the purchasers of Ohio General's shares of $2,176. Such sales charges are not expenses of Ohio General and hence are not reflected in the accompanying Statements of Operations. CCMC, CFD and the Trusts have certain officers in common.

    LCI compensates independent trustees with a quarterly fee of $1,500. CGST, CTF and Ohio General compensate trustees with a quarterly fee of $500.

NOTE C -- CAPITAL SHARES

    Transactions in capital shares were as follows:

                                                                      SIX MONTHS
                                                                        ENDED
                                                                     JANUARY 31,         YEAR ENDED
                                                                         1996          JULY 31, 1995
                                                                    --------------     --------------
LCI
  Shares sold...................................................       243,232,710        581,045,745
  Shares issued on reinvestment of distributions................         5,789,620         12,656,143
                                                                    --------------     --------------
                                                                       249,022,330        593,701,888
  Shares redeemed...............................................      (274,418,531)      (636,266,272)
                                                                    --------------     --------------
  Net decrease in capital shares................................       (25,396,201)       (42,564,384)
                                                                    ===============    ===============
CGST
  Shares sold...................................................        28,781,902         64,575,987
  Shares issued on reinvestment of distributions................           353,293            686,538
                                                                    --------------     --------------
                                                                        29,135,195         65,262,525
  Shares redeemed...............................................       (30,067,508)       (68,916,368)
                                                                    --------------     --------------
  Net decrease in capital shares................................          (932,313)        (3,653,843)
                                                                    ===============    ===============
CTF
  Shares sold...................................................        27,344,040         73,012,254
  Shares issued on reinvestment of distributions................           382,200            810,380
                                                                    --------------     --------------
                                                                        27,726,240         73,822,634
  Shares redeemed...............................................       (31,776,324)       (77,847,489)
                                                                    --------------     --------------
  Net decrease in capital shares................................        (4,050,084)        (4,024,855)
                                                                    ===============    ===============
Ohio General
  Shares sold...................................................           203,494             74,725
  Shares issued on reinvestment of distributions from net
    investment income...........................................            21,824             48,762
                                                                    --------------     --------------
                                                                           225,318            123,487
Shares redeemed.................................................          (122,606)          (235,935)
                                                                    --------------     --------------
Net increase/(decrease) in capital shares.......................           102,712           (112,448)
                                                                    ===============    ===============

NOTE D -- PURCHASES AND SALES OF INVESTMENT SECURITIES -- OHIO GENERAL MUNICIPAL FUND

    Purchases of investment securities and value of securities maturing or sold excluding short-term securities during the six months ended January 31, 1996 amounted to $3,162,115 and $1,984,375, respectively.

    For Federal income tax purposes, the identified cost of securities owned on January 31, 1996 was $11,751,776. Aggregate unrealized appreciation on the cost basis of investments was $733,541 and aggregate unrealized depreciation was $9,860. Net realized appreciation at January 31, 1996 was $723,681.

NOTE E -- NET ASSETS

    Net Assets, as of January 31, 1996, are comprised of the following:

                                                                      LCI           CGST           CTF
                                                                  ------------   -----------   -----------
Capital shares, at par..........................................  $ 22,198,968   $ 1,349,256   $ 2,356,582
Capital shares in excess of par.................................   199,790,715    12,143,307    21,209,239
                                                                  ------------   -----------   -----------
        Net Assets..............................................  $221,989,683   $13,492,563   $23,565,821
                                                                  =============  ============  ============

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